Stock Based Compensation (Details) - $ / shares	9 Months Ended	12 Months Ended	24 Months Ended
	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019
Number of options outstanding:
Exercised, converted (in shares)	(267,847)
Stock Options [Member]
Number of options outstanding:
Beginning of year (in shares)	4,145,735
Granted (in shares)	1,698,239	4,398,935	4,398,935
Exercised, converted (in shares)	(267,847)		(54,000)
Forfeited / exchanged / modification (in shares)	(138,535)		(199,200)
End of period (in shares)	5,437,592	4,145,735	4,145,735
Number of options exercisable at end of period (in shares)	763,453		1,181,435
Number of options available for grant at end of period (in shares)	4,562,408		764,565
Weighted average option prices per share:
Granted during the period (in dollars per share)	$ 0.66		$ 0.25
Exercised during the period (in dollars per share)	0.25		0.25
Terminated during the period (in dollars per share)	1.19		0.25
Outstanding at end of period (in dollars per share)	0.25		0.25
Exercisable at end of period (in dollars per share)	$ 0.25		$ 0.25